April 15, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:        SEI Exchange Traded Funds Post-Effective Amendment No. 5 (File No. 333-260611) and Amendment No. 7 (File No. 811-23754) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Exchanged Traded Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 5 and, under the Investment Company Act of 1940, as amended, Amendment No. 7 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series of the Trust.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Sincerely,

/s/ John J. O’Brien

John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001